BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of business acquisitions purchase consideration

August 29,
2014
Purchase Price

Gross AFC Shares Issued on Exchange	360,635
Closing price per share of the Company's Common Stock	$16.00

Stock Consideration (0.17064 ratio)	$5,770,160

Option and Warrant consideration	$1,298,629
20% Cash and Cash in Lieu	2,105,785
Dissenters Payments	400,000

Cash Consideration	$3,804,414

Total purchase price	$9,574,574

Schedule of net assets acquired at fair value
ASSETS
Cash and due from banks	$2,208,730
Available-for-sale securities	17,365,877
Loans held for investment, net	67,383,915
Premises and equipment, net	326,428
Core deposit intangible	502,000
Accrued interest receivable and other assets	482,354
Total assets	$88,269,304	$88,269,304

LIABILITIES
Deposits	$75,504,917
Federal Home Loan Bank advances	-
Accrued interest and other liabilities	290,966
Total liabilities	$75,795,883	(75,795,883)

Net identifiable assets acquired		$12,473,421

Total purchase price		$(9,574,574)

Bargain purchase gain		$2,898,847

Schedule of pro-forma results of operations
		Twelve-month
	Year ended	period ended
	December 31,	December 31,
	2015	2014
	(Dollars in thousands)

Total revenue, net of interest expense	$15,693	$15,747
Net income	$321	$1,102